Quarterly Holdings Report
for

Fidelity® SAI U.S. Large Cap Index Fund

April 30, 2021

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV9-QTLY-0621
1.9867777.105

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 11.1%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	3,407,463	$107,028,413
Lumen Technologies, Inc. (a)	471,654	6,051,321
Verizon Communications, Inc.	1,977,153	114,259,672
		227,339,406
Entertainment - 2.0%
Activision Blizzard, Inc.	370,167	33,755,529
Electronic Arts, Inc.	137,424	19,525,202
Live Nation Entertainment, Inc. (b)	68,568	5,614,348
Netflix, Inc. (b)	211,609	108,654,873
Take-Two Interactive Software, Inc. (b)	55,031	9,651,337
The Walt Disney Co. (b)	867,309	161,336,820
		338,538,109
Interactive Media & Services - 6.3%
Alphabet, Inc.:
Class A (b)	143,688	338,169,708
Class C (b)	137,722	331,926,547
Facebook, Inc. Class A (b)	1,149,291	373,611,518
Twitter, Inc. (b)	381,347	21,057,981
		1,064,765,754
Media - 1.3%
Charter Communications, Inc. Class A (b)	67,570	45,505,017
Comcast Corp. Class A	2,184,065	122,635,250
Discovery Communications, Inc.:
Class A (a)(b)	77,636	2,923,772
Class C (non-vtg.) (b)	138,405	4,471,866
DISH Network Corp. Class A (b)	118,229	5,295,477
Fox Corp.:
Class A	159,744	5,977,620
Class B	73,448	2,672,038
Interpublic Group of Companies, Inc.	186,661	5,926,487
News Corp.:
Class A	186,865	4,894,929
Class B	58,175	1,414,234
Omnicom Group, Inc.	102,731	8,450,652
ViacomCBS, Inc. Class B	280,719	11,515,093
		221,682,435
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	279,084	36,875,369

TOTAL COMMUNICATION SERVICES		1,889,201,073

CONSUMER DISCRETIONARY - 12.6%
Auto Components - 0.1%
Aptiv PLC (b)	129,014	18,563,824
BorgWarner, Inc.	114,201	5,547,885
		24,111,709
Automobiles - 1.9%
Ford Motor Co. (b)	1,867,116	21,546,519
General Motors Co. (b)	605,835	34,665,879
Tesla, Inc. (b)	366,884	260,282,185
		316,494,583
Distributors - 0.1%
Genuine Parts Co.	68,995	8,622,305
LKQ Corp. (b)	133,325	6,227,611
Pool Corp.	19,221	8,121,257
		22,971,173
Hotels, Restaurants & Leisure - 2.1%
Caesars Entertainment, Inc. (b)	99,512	9,736,254
Carnival Corp. (b)	381,182	10,657,849
Chipotle Mexican Grill, Inc. (b)	13,447	20,063,327
Darden Restaurants, Inc.	62,269	9,136,108
Domino's Pizza, Inc.	18,540	7,830,184
Expedia, Inc. (b)	66,098	11,648,451
Hilton Worldwide Holdings, Inc.	132,637	17,070,382
Las Vegas Sands Corp. (b)	156,930	9,613,532
Marriott International, Inc. Class A	127,101	18,877,041
McDonald's Corp.	356,224	84,097,362
MGM Resorts International	196,240	7,990,893
Norwegian Cruise Line Holdings Ltd. (a)(b)	173,539	5,388,386
Penn National Gaming, Inc. (b)	71,029	6,330,104
Royal Caribbean Cruises Ltd.	104,597	9,094,709
Starbucks Corp.	562,498	64,400,396
The Booking Holdings, Inc. (b)	19,571	48,263,652
Wynn Resorts Ltd. (a)(b)	50,268	6,454,411
Yum! Brands, Inc.	143,362	17,134,626
		363,787,667
Household Durables - 0.5%
D.R. Horton, Inc.	158,133	15,542,893
Garmin Ltd.	71,393	9,797,975
Leggett & Platt, Inc.	63,539	3,155,982
Lennar Corp. Class A	131,151	13,587,244
Mohawk Industries, Inc. (b)	28,185	5,792,018
Newell Brands, Inc. (a)	180,553	4,867,709
NVR, Inc. (b)	1,653	8,294,919
PulteGroup, Inc.	127,041	7,510,664
Whirlpool Corp.	29,992	7,091,608
		75,641,012
Internet & Direct Marketing Retail - 4.4%
Amazon.com, Inc. (b)	204,507	709,111,662
eBay, Inc.	308,853	17,230,909
Etsy, Inc. (b)	60,225	11,972,128
		738,314,699
Leisure Products - 0.0%
Hasbro, Inc.	61,031	6,069,533
Multiline Retail - 0.5%
Dollar General Corp.	117,058	25,138,206
Dollar Tree, Inc. (b)	112,372	12,911,543
Target Corp.	239,312	49,599,805
		87,649,554
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	31,307	6,266,409
AutoZone, Inc. (b)	10,599	15,518,208
Best Buy Co., Inc.	110,111	12,802,606
CarMax, Inc. (b)	77,660	10,347,418
Gap, Inc.	98,288	3,253,333
L Brands, Inc. (b)	111,617	7,355,560
Lowe's Companies, Inc.	349,262	68,542,668
O'Reilly Automotive, Inc. (b)	33,544	18,545,807
Ross Stores, Inc.	170,095	22,272,239
The Home Depot, Inc.	514,386	166,491,317
TJX Companies, Inc.	573,646	40,728,866
Tractor Supply Co. (a)	55,568	10,480,125
Ulta Beauty, Inc. (b)	26,918	8,865,443
		391,469,999
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc. (a)	166,654	3,509,733
NIKE, Inc. Class B	607,496	80,566,120
PVH Corp.	33,971	3,844,838
Ralph Lauren Corp.	23,047	3,071,935
Tapestry, Inc.	132,747	6,351,944
Under Armour, Inc.:
Class A (sub. vtg.) (b)	90,119	2,190,793
Class C (non-vtg.) (b)	93,105	1,853,721
VF Corp.	153,468	13,453,005
		114,842,089

TOTAL CONSUMER DISCRETIONARY		2,141,352,018

CONSUMER STAPLES - 6.0%
Beverages - 1.4%
Brown-Forman Corp. Class B (non-vtg.)	87,270	6,656,956
Constellation Brands, Inc. Class A (sub. vtg.)	81,238	19,523,116
Molson Coors Beverage Co. Class B (b)	89,937	4,942,038
Monster Beverage Corp. (b)	176,636	17,142,524
PepsiCo, Inc.	659,159	95,024,361
The Coca-Cola Co.	1,853,039	100,027,045
		243,316,040
Food & Staples Retailing - 1.3%
Costco Wholesale Corp. (a)	211,494	78,694,802
Kroger Co. (a)	363,762	13,291,863
Sysco Corp.	243,868	20,662,936
Walgreens Boots Alliance, Inc. (a)	342,647	18,194,556
Walmart, Inc.	662,380	92,673,586
		223,517,743
Food Products - 1.0%
Archer Daniels Midland Co.	266,803	16,843,273
Campbell Soup Co. (a)	96,978	4,630,700
Conagra Brands, Inc.	233,437	8,658,178
General Mills, Inc.	292,137	17,779,458
Hormel Foods Corp. (a)	134,199	6,199,994
Kellogg Co. (a)	121,608	7,590,771
Lamb Weston Holdings, Inc.	69,926	5,629,043
McCormick & Co., Inc. (non-vtg.)	118,942	10,747,599
Mondelez International, Inc.	674,690	41,027,899
The Hershey Co.	70,021	11,504,450
The J.M. Smucker Co. (a)	52,359	6,858,505
The Kraft Heinz Co. (a)	309,741	12,789,206
Tyson Foods, Inc. Class A	140,814	10,906,044
		161,165,120
Household Products - 1.4%
Church & Dwight Co., Inc.	117,100	10,040,154
Colgate-Palmolive Co.	405,432	32,718,362
Kimberly-Clark Corp.	161,495	21,530,513
Procter & Gamble Co.	1,176,539	156,973,833
The Clorox Co. (a)	60,101	10,968,433
		232,231,295
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	109,765	34,444,257
Tobacco - 0.7%
Altria Group, Inc.	888,058	42,404,770
Philip Morris International, Inc.	744,065	70,686,175
		113,090,945

TOTAL CONSUMER STAPLES		1,007,765,400

ENERGY - 2.7%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	348,289	6,993,643
Halliburton Co.	424,577	8,304,726
NOV, Inc. (b)	185,482	2,772,956
Schlumberger Ltd.	668,075	18,071,429
		36,142,754
Oil, Gas & Consumable Fuels - 2.5%
APA Corp.	180,537	3,610,740
Cabot Oil & Gas Corp.	190,838	3,181,269
Chevron Corp. (a)	920,398	94,865,422
ConocoPhillips Co.	647,275	33,101,644
Devon Energy Corp.	283,000	6,616,540
Diamondback Energy, Inc. (a)	86,385	7,060,246
EOG Resources, Inc.	278,819	20,532,231
Exxon Mobil Corp.	2,022,702	115,779,462
Hess Corp.	130,540	9,726,535
HollyFrontier Corp.	71,392	2,498,720
Kinder Morgan, Inc.	930,185	15,859,654
Marathon Oil Corp.	377,161	4,246,833
Marathon Petroleum Corp.	311,171	17,316,666
Occidental Petroleum Corp.	400,576	10,158,607
ONEOK, Inc. (a)	212,607	11,127,850
Phillips 66 Co.	208,697	16,885,674
Pioneer Natural Resources Co.	98,305	15,122,258
The Williams Companies, Inc. (a)	579,933	14,127,168
Valero Energy Corp.	195,206	14,437,436
		416,254,955

TOTAL ENERGY		452,397,709

FINANCIALS - 11.4%
Banks - 4.4%
Bank of America Corp. (a)	3,629,844	147,117,577
Citigroup, Inc.	997,293	71,047,153
Citizens Financial Group, Inc.	203,110	9,399,931
Comerica, Inc.	66,492	4,997,539
Fifth Third Bancorp	339,727	13,772,533
First Republic Bank (a)	84,082	15,407,186
Huntington Bancshares, Inc.	486,027	7,445,934
JPMorgan Chase & Co.	1,457,969	224,250,212
KeyCorp	462,887	10,072,421
M&T Bank Corp.	61,460	9,691,627
Peoples United Financial, Inc.	203,310	3,686,010
PNC Financial Services Group, Inc.	202,591	37,874,387
Regions Financial Corp.	458,997	10,006,135
SVB Financial Group (b)	25,790	14,747,496
Truist Financial Corp.	643,674	38,176,305
U.S. Bancorp	653,108	38,761,960
Wells Fargo & Co.	1,975,221	88,983,706
Zions Bancorp NA	78,459	4,378,012
		749,816,124
Capital Markets - 2.9%
Ameriprise Financial, Inc.	55,783	14,414,327
Bank of New York Mellon Corp.	385,476	19,227,543
BlackRock, Inc. Class A	67,822	55,566,565
Cboe Global Markets, Inc.	51,224	5,346,249
Charles Schwab Corp.	715,023	50,337,619
CME Group, Inc.	171,527	34,646,739
Franklin Resources, Inc.	130,397	3,911,910
Goldman Sachs Group, Inc.	164,391	57,282,044
Intercontinental Exchange, Inc.	268,376	31,590,539
Invesco Ltd.	179,858	4,856,166
MarketAxess Holdings, Inc.	18,154	8,867,503
Moody's Corp.	76,879	25,117,138
Morgan Stanley (a)	716,989	59,187,442
MSCI, Inc.	39,453	19,165,084
NASDAQ, Inc.	55,116	8,903,439
Northern Trust Corp.	99,530	11,326,514
Raymond James Financial, Inc.	58,559	7,658,346
S&P Global, Inc.	115,003	44,896,021
State Street Corp.	168,079	14,110,232
T. Rowe Price Group, Inc.	108,910	19,516,672
		495,928,092
Consumer Finance - 0.6%
American Express Co.	311,769	47,809,776
Capital One Financial Corp.	219,417	32,710,686
Discover Financial Services	146,533	16,704,762
Synchrony Financial	259,496	11,350,355
		108,575,579
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (b)	910,996	250,478,350
Insurance - 2.0%
AFLAC, Inc.	305,968	16,439,661
Allstate Corp.	144,709	18,349,101
American International Group, Inc.	413,186	20,018,862
Aon PLC (a)	107,972	27,148,480
Arthur J. Gallagher & Co.	92,566	13,417,442
Assurant, Inc.	27,665	4,304,674
Chubb Ltd.	215,112	36,911,068
Cincinnati Financial Corp.	71,629	8,071,156
Everest Re Group Ltd.	19,108	5,291,961
Globe Life, Inc.	45,399	4,652,944
Hartford Financial Services Group, Inc.	170,815	11,266,957
Lincoln National Corp.	86,212	5,528,776
Loews Corp.	108,453	6,046,255
Marsh & McLennan Companies, Inc.	242,805	32,948,639
MetLife, Inc.	359,171	22,854,051
Principal Financial Group, Inc.	121,134	7,736,829
Progressive Corp.	279,863	28,193,399
Prudential Financial, Inc.	189,681	19,036,385
The Travelers Companies, Inc.	120,505	18,637,303
Unum Group	97,340	2,750,828
W.R. Berkley Corp.	66,946	5,336,935
Willis Towers Watson PLC	61,621	15,951,212
		330,892,918

TOTAL FINANCIALS		1,935,691,063

HEALTH CARE - 12.8%
Biotechnology - 1.7%
AbbVie, Inc.	843,715	94,074,223
Alexion Pharmaceuticals, Inc. (b)	105,040	17,718,147
Amgen, Inc.	275,953	66,129,377
Biogen, Inc. (b)	72,784	19,457,347
Gilead Sciences, Inc.	600,384	38,106,372
Incyte Corp. (b)	89,282	7,622,897
Regeneron Pharmaceuticals, Inc. (b)	50,303	24,210,834
Vertex Pharmaceuticals, Inc. (b)	124,205	27,101,531
		294,420,728
Health Care Equipment & Supplies - 3.7%
Abbott Laboratories	846,413	101,637,273
Abiomed, Inc. (b)	21,611	6,931,296
Align Technology, Inc. (b)	34,406	20,489,805
Baxter International, Inc.	241,332	20,679,739
Becton, Dickinson & Co.	138,826	34,541,297
Boston Scientific Corp. (b)	677,103	29,521,691
Danaher Corp.	302,851	76,905,983
Dentsply Sirona, Inc.	104,659	7,065,529
DexCom, Inc. (b)	45,952	17,742,067
Edwards Lifesciences Corp. (b)	298,387	28,501,926
Hologic, Inc. (b)	123,108	8,069,729
IDEXX Laboratories, Inc. (b)	40,815	22,407,027
Intuitive Surgical, Inc. (b)	56,244	48,651,060
Medtronic PLC	644,092	84,324,525
ResMed, Inc.	69,522	13,068,050
STERIS PLC	40,781	8,605,607
Stryker Corp.	156,377	41,069,292
Teleflex, Inc.	22,308	9,424,684
The Cooper Companies, Inc.	23,484	9,649,341
West Pharmaceutical Services, Inc.	35,405	11,631,251
Zimmer Biomet Holdings, Inc.	99,311	17,593,937
		618,511,109
Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.	70,420	8,506,736
Anthem, Inc.	117,013	44,393,562
Cardinal Health, Inc.	140,311	8,466,366
Centene Corp. (b)	277,877	17,156,126
Cigna Corp. (a)	168,107	41,860,324
CVS Health Corp.	626,548	47,868,267
DaVita HealthCare Partners, Inc. (b)	34,498	4,020,052
HCA Holdings, Inc.	126,679	25,470,080
Henry Schein, Inc. (b)	68,067	4,934,858
Humana, Inc.	61,569	27,412,982
Laboratory Corp. of America Holdings (b)	46,632	12,398,050
McKesson Corp.	75,968	14,248,558
Quest Diagnostics, Inc.	63,763	8,409,064
UnitedHealth Group, Inc.	451,661	180,122,407
Universal Health Services, Inc. Class B	37,189	5,519,219
		450,786,651
Health Care Technology - 0.1%
Cerner Corp.	146,343	10,983,042
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	145,581	19,455,445
Bio-Rad Laboratories, Inc. Class A (b)	10,296	6,487,818
Illumina, Inc. (b)	69,709	27,384,484
IQVIA Holdings, Inc. (b)	91,392	21,448,788
Mettler-Toledo International, Inc. (b)	11,184	14,688,171
PerkinElmer, Inc.	53,542	6,940,649
Thermo Fisher Scientific, Inc.	188,149	88,473,304
Waters Corp. (b)	29,712	8,909,737
		193,788,396
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	1,070,469	66,818,675
Catalent, Inc. (b)	81,332	9,147,410
Eli Lilly & Co.	380,076	69,466,491
Johnson & Johnson	1,255,949	204,380,581
Merck & Co., Inc.	1,208,952	90,066,924
Perrigo Co. PLC	63,592	2,647,335
Pfizer, Inc.	2,664,918	102,999,081
Viatris, Inc. (b)	576,728	7,670,482
Zoetis, Inc. Class A	227,028	39,282,655
		592,479,634

TOTAL HEALTH CARE		2,160,969,560

INDUSTRIALS - 8.7%
Aerospace & Defense - 1.6%
General Dynamics Corp.	110,787	21,075,011
Howmet Aerospace, Inc. (b)	186,458	5,959,198
Huntington Ingalls Industries, Inc.	19,233	4,083,551
L3Harris Technologies, Inc.	98,217	20,549,943
Lockheed Martin Corp.	117,770	44,818,551
Northrop Grumman Corp.	74,080	26,256,915
Raytheon Technologies Corp.	725,987	60,431,158
Teledyne Technologies, Inc. (b)	17,688	7,919,802
Textron, Inc.	108,422	6,965,029
The Boeing Co. (b)	262,124	61,418,274
TransDigm Group, Inc. (b)	26,130	16,037,026
		275,514,458
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	63,935	6,206,810
Expeditors International of Washington, Inc.	80,923	8,890,201
FedEx Corp.	116,516	33,825,760
United Parcel Service, Inc. Class B	343,771	70,081,156
		119,003,927
Airlines - 0.3%
Alaska Air Group, Inc. (b)	59,354	4,103,736
American Airlines Group, Inc. (a)(b)	305,629	6,638,262
Delta Air Lines, Inc. (b)	304,898	14,305,814
Southwest Airlines Co. (b)	282,218	17,717,646
United Airlines Holdings, Inc. (b)	152,164	8,277,722
		51,043,180
Building Products - 0.5%
A.O. Smith Corp.	64,707	4,383,899
Allegion PLC	43,351	5,825,507
Carrier Global Corp.	390,412	17,014,155
Fortune Brands Home & Security, Inc. (a)	66,253	6,955,240
Johnson Controls International PLC	344,136	21,453,438
Masco Corp.	122,859	7,848,233
Trane Technologies PLC	113,918	19,802,366
		83,282,838
Commercial Services & Supplies - 0.4%
Cintas Corp.	42,153	14,548,686
Copart, Inc. (b)	99,360	12,371,314
Republic Services, Inc.	100,561	10,689,634
Rollins, Inc. (a)	105,810	3,944,597
Waste Management, Inc.	186,003	25,662,834
		67,217,065
Construction & Engineering - 0.0%
Quanta Services, Inc.	66,109	6,388,774
Electrical Equipment - 0.6%
AMETEK, Inc.	110,160	14,863,889
Eaton Corp. PLC	190,207	27,186,287
Emerson Electric Co.	286,686	25,942,216
Generac Holdings, Inc. (b)	30,034	9,729,514
Rockwell Automation, Inc.	55,497	14,665,637
		92,387,543
Industrial Conglomerates - 1.2%
3M Co.	276,686	54,545,878
General Electric Co.	4,189,207	54,962,396
Honeywell International, Inc.	332,301	74,116,415
Roper Technologies, Inc.	50,139	22,384,055
		206,008,744
Machinery - 1.8%
Caterpillar, Inc.	260,539	59,431,551
Cummins, Inc.	70,716	17,823,261
Deere & Co.	149,757	55,537,383
Dover Corp.	68,634	10,239,506
Fortive Corp.	161,527	11,439,342
IDEX Corp.	36,259	8,129,268
Illinois Tool Works, Inc.	137,680	31,729,733
Ingersoll Rand, Inc. (b)	178,072	8,798,538
Otis Worldwide Corp.	194,770	15,166,740
PACCAR, Inc.	165,762	14,898,689
Parker Hannifin Corp.	61,673	19,353,604
Pentair PLC	79,343	5,118,417
Snap-On, Inc.	25,897	6,153,127
Stanley Black & Decker, Inc.	76,873	15,895,030
Westinghouse Air Brake Co.	84,837	6,962,573
Xylem, Inc.	86,173	9,535,042
		296,211,804
Professional Services - 0.4%
Equifax, Inc.	58,194	13,339,811
IHS Markit Ltd.	178,117	19,161,827
Jacobs Engineering Group, Inc.	62,153	8,304,262
Leidos Holdings, Inc.	63,728	6,454,372
Nielsen Holdings PLC	170,948	4,384,816
Robert Half International, Inc.	54,050	4,735,321
Verisk Analytics, Inc.	77,780	14,638,196
		71,018,605
Road & Rail - 1.0%
CSX Corp.	364,315	36,704,736
J.B. Hunt Transport Services, Inc.	39,899	6,811,158
Kansas City Southern	43,406	12,683,667
Norfolk Southern Corp.	120,360	33,609,326
Old Dominion Freight Lines, Inc.	45,814	11,811,307
Union Pacific Corp.	320,035	71,076,573
		172,696,767
Trading Companies & Distributors - 0.2%
Fastenal Co.	274,413	14,346,312
United Rentals, Inc. (b)	34,496	11,036,995
W.W. Grainger, Inc.	21,021	9,113,444
		34,496,751

TOTAL INDUSTRIALS		1,475,270,456

INFORMATION TECHNOLOGY - 26.6%
Communications Equipment - 0.8%
Arista Networks, Inc. (b)	26,259	8,276,049
Cisco Systems, Inc.	2,017,114	102,691,274
F5 Networks, Inc. (b)	29,456	5,501,203
Juniper Networks, Inc.	156,796	3,981,050
Motorola Solutions, Inc.	80,759	15,206,920
		135,656,496
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	286,267	19,277,220
CDW Corp.	67,364	12,013,022
Corning, Inc.	367,116	16,230,198
FLIR Systems, Inc.	62,704	3,760,359
IPG Photonics Corp. (b)	17,137	3,720,614
Keysight Technologies, Inc. (b)	88,909	12,834,014
TE Connectivity Ltd.	158,094	21,258,900
Trimble, Inc. (b)	119,913	9,832,866
Zebra Technologies Corp. Class A (b)	25,546	12,459,806
		111,386,999
IT Services - 5.2%
Accenture PLC Class A	303,034	87,870,769
Akamai Technologies, Inc. (b)	77,984	8,476,861
Automatic Data Processing, Inc.	204,464	38,232,723
Broadridge Financial Solutions, Inc.	55,327	8,776,522
Cognizant Technology Solutions Corp. Class A	253,520	20,383,008
DXC Technology Co.	121,642	4,003,238
Fidelity National Information Services, Inc.	296,767	45,375,674
Fiserv, Inc. (b)	275,079	33,042,489
FleetCor Technologies, Inc. (b)	39,855	11,467,081
Gartner, Inc. (b)	42,390	8,303,353
Global Payments, Inc.	141,063	30,276,352
IBM Corp.	426,947	60,575,240
Jack Henry & Associates, Inc.	36,349	5,918,708
MasterCard, Inc. Class A	418,914	160,050,283
Paychex, Inc.	153,351	14,950,189
PayPal Holdings, Inc. (b)	559,572	146,770,140
The Western Union Co.	196,333	5,057,538
VeriSign, Inc. (b)	47,551	10,402,732
Visa, Inc. Class A (a)	810,381	189,272,586
		889,205,486
Semiconductors & Semiconductor Equipment - 5.3%
Advanced Micro Devices, Inc. (b)	578,984	47,256,674
Analog Devices, Inc.	176,253	26,994,909
Applied Materials, Inc.	438,446	58,186,169
Broadcom, Inc.	195,045	88,979,529
Enphase Energy, Inc. (b)	61,645	8,584,066
Intel Corp.	1,941,248	111,679,997
KLA Corp.	73,615	23,214,490
Lam Research Corp.	68,280	42,364,326
Maxim Integrated Products, Inc.	128,066	12,038,204
Microchip Technology, Inc.	128,650	19,334,809
Micron Technology, Inc. (b)	534,487	46,003,296
Monolithic Power Systems, Inc.	20,489	7,404,315
NVIDIA Corp.	296,228	177,849,367
NXP Semiconductors NV	132,351	25,478,891
Qorvo, Inc. (b)	54,116	10,183,008
Qualcomm, Inc.	542,766	75,335,921
Skyworks Solutions, Inc.	78,787	14,286,447
Teradyne, Inc.	79,645	9,961,997
Texas Instruments, Inc.	439,678	79,366,276
Xilinx, Inc.	117,424	15,025,575
		899,528,266
Software - 8.4%
Adobe, Inc. (b)	229,016	116,417,993
ANSYS, Inc. (b)	41,449	15,156,241
Autodesk, Inc. (b)	105,060	30,668,065
Cadence Design Systems, Inc. (b)	133,290	17,563,623
Citrix Systems, Inc.	58,751	7,276,311
Fortinet, Inc. (b)	64,716	13,216,949
Intuit, Inc.	130,837	53,925,778
Microsoft Corp.	3,603,571	908,748,535
NortonLifeLock, Inc.	278,025	6,008,120
Oracle Corp.	886,171	67,162,900
Paycom Software, Inc. (b)	23,449	9,014,030
PTC, Inc. (b)	50,229	6,576,985
Salesforce.com, Inc. (b)	438,482	100,991,174
ServiceNow, Inc. (b)	93,694	47,443,831
Synopsys, Inc. (b)	72,802	17,986,462
Tyler Technologies, Inc. (b)	19,387	8,236,761
		1,426,393,758
Technology Hardware, Storage & Peripherals - 6.2%
Apple, Inc.	7,539,863	991,190,386
Hewlett Packard Enterprise Co.	621,670	9,959,153
HP, Inc.	598,444	20,412,925
NetApp, Inc.	106,356	7,943,730
Seagate Technology LLC (a)	95,972	8,910,040
Western Digital Corp.	146,249	10,329,567
		1,048,745,801

TOTAL INFORMATION TECHNOLOGY		4,510,916,806

MATERIALS - 2.7%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	105,723	30,498,971
Albemarle Corp. U.S.	55,725	9,371,273
Celanese Corp. Class A	54,550	8,545,258
CF Industries Holdings, Inc. (a)	102,246	4,972,223
Corteva, Inc.	355,503	17,334,326
Dow, Inc.	356,059	22,253,688
DuPont de Nemours, Inc.	257,231	19,835,082
Eastman Chemical Co.	64,913	7,490,311
Ecolab, Inc.	118,821	26,630,163
FMC Corp.	61,804	7,307,705
International Flavors & Fragrances, Inc.	118,838	16,895,198
Linde PLC	249,804	71,403,975
LyondellBasell Industries NV Class A	122,926	12,752,343
PPG Industries, Inc.	113,210	19,386,080
Sherwin-Williams Co.	115,589	31,656,359
The Mosaic Co.	164,824	5,798,508
		312,131,463
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	29,760	10,508,851
Vulcan Materials Co.	63,329	11,287,761
		21,796,612
Containers & Packaging - 0.4%
Amcor PLC	746,292	8,768,931
Avery Dennison Corp.	39,665	8,495,053
Ball Corp.	156,679	14,671,422
International Paper Co.	187,816	10,893,328
Packaging Corp. of America	45,308	6,689,726
Sealed Air Corp.	74,018	3,656,489
WestRock Co.	125,905	7,019,204
		60,194,153
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	696,843	26,277,950
Newmont Corp.	382,379	23,864,273
Nucor Corp.	142,402	11,713,989
		61,856,212

TOTAL MATERIALS		455,978,440

REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Alexandria Real Estate Equities, Inc.	60,738	10,999,652
American Tower Corp.	212,321	54,093,021
AvalonBay Communities, Inc.	66,665	12,799,680
Boston Properties, Inc.	67,742	7,407,588
Crown Castle International Corp.	206,075	38,960,540
Digital Realty Trust, Inc.	134,316	20,726,302
Duke Realty Corp.	178,580	8,307,542
Equinix, Inc.	42,661	30,748,342
Equity Residential (SBI)	163,809	12,159,542
Essex Property Trust, Inc.	31,054	9,021,808
Extra Space Storage, Inc.	63,084	9,379,960
Federal Realty Investment Trust (SBI)	33,369	3,765,358
Healthpeak Properties, Inc.	257,377	8,838,326
Host Hotels & Resorts, Inc.	337,014	6,120,174
Iron Mountain, Inc.	137,804	5,528,696
Kimco Realty Corp.	206,614	4,338,894
Mid-America Apartment Communities, Inc.	54,654	8,598,714
Prologis (REIT), Inc.	353,323	41,172,729
Public Storage	72,656	20,427,961
Realty Income Corp.	178,401	12,336,429
Regency Centers Corp.	75,462	4,803,911
SBA Communications Corp. Class A	52,234	15,655,574
Simon Property Group, Inc.	156,953	19,107,458
UDR, Inc.	141,817	6,587,400
Ventas, Inc.	179,007	9,927,728
Vornado Realty Trust	74,970	3,429,878
Welltower, Inc.	199,420	14,962,483
Weyerhaeuser Co.	357,274	13,851,513
		414,057,203
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (b)	160,344	13,661,309

TOTAL REAL ESTATE		427,718,512

UTILITIES - 2.6%
Electric Utilities - 1.7%
Alliant Energy Corp.	119,390	6,706,136
American Electric Power Co., Inc.	237,271	21,048,310
Duke Energy Corp.	367,258	36,979,208
Edison International (a)	181,216	10,773,291
Entergy Corp.	95,787	10,468,561
Evergy, Inc.	108,431	6,936,331
Eversource Energy	163,882	14,129,906
Exelon Corp.	466,482	20,963,701
FirstEnergy Corp.	259,541	9,841,795
NextEra Energy, Inc.	936,402	72,580,519
NRG Energy, Inc.	116,909	4,187,680
Pinnacle West Capital Corp.	53,843	4,557,810
PPL Corp.	367,411	10,702,682
Southern Co. (a)	504,834	33,404,866
Xcel Energy, Inc.	256,882	18,315,687
		281,596,483
Gas Utilities - 0.0%
Atmos Energy Corp.	61,234	6,343,230
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	319,215	8,880,561
Multi-Utilities - 0.8%
Ameren Corp.	121,050	10,269,882
CenterPoint Energy, Inc. (a)	263,538	6,454,046
CMS Energy Corp.	138,053	8,889,233
Consolidated Edison, Inc.	163,603	12,664,508
Dominion Energy, Inc.	384,928	30,755,747
DTE Energy Co.	92,583	12,963,472
NiSource, Inc.	187,226	4,871,621
Public Service Enterprise Group, Inc.	241,327	15,242,213
Sempra Energy	144,574	19,889,045
WEC Energy Group, Inc.	150,711	14,644,588
		136,644,355
Water Utilities - 0.1%
American Water Works Co., Inc.	86,689	13,522,617

TOTAL UTILITIES		446,987,246

TOTAL COMMON STOCKS
(Cost $9,074,372,027)		16,904,248,283
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.09% 5/6/21 (c)
(Cost $2,999,964)	3,000,000	2,999,999
	Shares	Value

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.04% (d)	38,748,758	$38,756,508
Fidelity Securities Lending Cash Central Fund 0.04% (d)(e)	284,239,243	284,267,667
TOTAL MONEY MARKET FUNDS
(Cost $323,024,175)		323,024,175
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $9,400,396,166)		17,230,272,457
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(277,894,244)
NET ASSETS - 100%		$16,952,378,213

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	229	June 2021	$47,796,880	$2,053,390	$2,053,390

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,987,999.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$52,821
Fidelity Securities Lending Cash Central Fund	43,041
Total	$95,862

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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